THE FBR FUNDS

Fixed Income Funds
FBR Maryland Tax-Free Portfolio
FBR Virginia Tax-Free Portfolio

SUPPLEMENT DATED NOVEMBER 1, 2004
TO THE PROSPECTUS DATED JULY 1, 2004

This supplement to the Prospectus dated July 1, 2004, as amended September 9, 2004, for The FBR Funds, Fixed Income Funds, updates certain information in the Prospectus as described below.  For further information, please contact the Funds toll-free at 1.888.888.0025.

1. The following information supplements the information under the section entitled, "Sub-Adviser" on page 9.

The Sub-Advisory Agreement between Money Management Advisers, Inc. ("MMA"), the Adviser, and Asset Management, Inc. ("AMI"), the Sub-Adviser, by its terms, and in accordance with certain provisions of the Investment Company Act of 1940, was terminated upon the assignment of the contract to the Estate of Arthur Adler Jr. as a result of the death of Mr. Arthur Adler Jr., President and controlling owner of AMI, which effected a change in control of AMI. MMA and AMI have entered into an Interim Sub-Advisory Agreement. Under this Interim Sub-Advisory Agreement, amounts payable to AMI for sub-advisory services to the Fixed Income Funds will be held in escrow in an interest-bearing escrow account with the Funds' custodian or another bank. The escrow agent will release the money in this escrow account to AMI after a majority of the Funds' outstanding voting securities has approved a new sub-advisory agreement between MMA and AMI. A meeting of shareholders of each of the Fixed Income Funds will be held in the near future in order to consider a new sub-advisory agreement for the Funds.

Under the Interim Agreement, AMI will continue to provide the Fixed Income Funds with the same level of investment advisory services. Craig A. Pernick, Michael S. Gildenhorn and Alan A. Alder of AMI will continue to serve as the portfolio management team for the Fixed Income Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE FBR FUNDS
FBR Fund for Government Investors
FBR Maryland Tax-Free Portfolio
FBR Virginia Tax-Free Portfolio

SUPPLEMENT DATED NOVEMBER 1, 2004
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2004

This supplement to the Statement of Additional Information ("SAI") dated July 1, 2004, as amended September 9, 2004, for The FBR Funds, FBR Fund for Government Investors, FBR Maryland Tax-Free Portfolio and FBR Virginia Tax-Free Portfolio, updates certain information in the SAI as described below.  For further information, please contact the Funds toll-free at 1.888.888.0025.

1. The following information supplements the information under the section entitled, "Investment Subadviser (for the Fixed Income Funds only)" on page 17.

The Sub-Advisory Agreement between Money Management Advisers, Inc. ("MMA"), the Adviser, and Asset Management, Inc. ("AMI"), the Sub-Adviser, by its term, and in accordance with certain provisions of the Investment Company Act of 1940, was terminated upon the assignment of the contract to the Estate of Arthur Adler Jr. as a result of the death of Mr. Arthur Adler Jr., President and controlling owner of AMI, which effected a change in control of AMI. MMA and AMI have entered into an Interim Sub-Advisory Agreement. Under this Interim Sub-Advisory Agreement, amounts payable to AMI for sub-advisory services to the Fixed Income Funds will be held in escrow in an interest-bearing escrow account with the Funds' custodian or another bank. The escrow agent will release the money in this escrow account to AMI after a majority of the Funds' outstanding voting securities has approved a new sub-advisory agreement between MMA and AMI. A meeting of shareholders of each of the Fixed Income Funds will be held in the near future in order to consider a new sub-advisory agreement for the Funds.

Under the Interim Agreement, AMI will continue to provide the Fixed Income Funds with the same level of investment advisory services. Craig A. Pernick, Michael S. Gildenhorn and Alan A. Alder of AMI will continue to serve as the portfolio management team for the Fixed Income Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.